Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	237,026,316.21	14,833
Yield Supplement Overcollateralization Amount 07/31/26	14,329,430.63	0
Receivables Balance 07/31/26	251,355,746.84	14,833
Principal Payments	12,532,614.64	439
Defaulted Receivables	372,942.92	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	13,251,600.86	0
Pool Balance at 08/31/26	225,198,588.42	14,373

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.30%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	4,983,750.40	209
Past Due 61-90 days	2,012,836.75	83
Past Due 91-120 days	171,797.99	9
Past Due 121+ days	0.00	0
Total	7,168,385.14	301

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	304,606.84
Aggregate Net Losses/(Gains) - August 2026	68,336.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	0.50%
Second Prior Net Losses/(Gains) Ratio	0.57%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.80%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.51%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	32.74

Flow of Funds	$ Amount
Collections	14,193,131.49
Investment Earnings on Cash Accounts	8,943.24
Servicing Fee	(209,463.12)
Transfer to Collection Account	-
Available Funds	13,992,611.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	905,049.26
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,818,459.31
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,027,798.56

Total Distributions of Available Funds	13,992,611.61

Servicing Fee	209,463.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	232,017,047.73
Principal Paid	11,827,727.79
Note Balance @ 09/15/26	220,189,319.94

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	125,377,047.73
Principal Paid	11,827,727.79
Note Balance @ 09/15/26	113,549,319.94
Note Factor @ 09/15/26	35.7298049%

Class A-4
Note Balance @ 08/17/26	61,560,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	61,560,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	30,060,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	30,060,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	15,020,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,020,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,137,085.26
Total Principal Paid	11,827,727.79
Total Paid	12,964,813.05

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.21650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	604,944.26
Principal Paid	11,827,727.79
Total Paid to A-3 Holders	12,432,672.05

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50
Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1378362
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8355392
Total Distribution Amount	12.9733754

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9035376
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.2175198
Total A-3 Distribution Amount	39.1210574

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	576.48
Noteholders' Principal Distributable Amount	423.52

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	2,504,634.24
Investment Earnings	7,444.62
Investment Earnings Paid	(7,444.62)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,563,180.21	2,116,899.22	1,791,346.10
Number of Extensions	73	89	80
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.80%	0.64%